Discontinued Operations (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Jun. 27, 2012 Restaurants	Jun. 29, 2011 Restaurants	Jun. 30, 2010 Restaurants	Jun. 30, 2010 Sale Of On The Border [Member]	Jun. 30, 2010 Sale Of On The Border [Member] Restaurants
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of divested entity				$ 180.0
Pretax gain in income from discontinued operations				16.5
Total assets included in sale of divested entity				164.0	164.0
Property and equipment included in assets at time of sale of divested entity				146.7	146.7
Goodwill included in assets at time of sale of divested entity				5.8	5.8
Liabilities of divested entity				9.9	9.9
Straight-line rent accrual liability included in liabilities of divested entity				9.3	9.3
Other gains and charges			16.5		8.4
Charges related to long-lived asset impairments and lease termination charges			$ 2.9
Number of under-performing restaurants	3	3	9		3